Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 07, 2021 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Significant Accounting Policies (Details) [Line Items]
Changes in fair value of contingent consideration liability		$ 5,324	$ 3,356	$ 266
Estimated useful life		5 years
Number of operating segments		4
Intangible assets amortization period		10 years
Employee's contribution percent		100.00%
Matching contributions, percentage		3.00%
Severance expenses		$ 5,267	5,344	4,712
Advertising expenses		$ 1,669	472	519
Settlement tax authority percentage		50.00%
Options to purchase its shares (in Shares) | shares	80,000
Exercise price (in Dollars per share) | $ / shares	$ 0
Stock-based compensation expense		$ 956	0	74
Expense related to credit losses		$ 892	$ 1,242	$ 958
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets amortization period		7 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets amortization period		15 years